Investment in film and television programs (Tables)	12 Months Ended
Jun. 30, 2018
Inventories [Abstract]
Disclosure of detailed information about inventory
The continuity of investment in film and television programs is as follows:

	June 30, 2018	June 30, 2017
	$	$

Net opening investment in film and television programs	195,180	140,444
Increase in development costs	434	238
Cost of productions (completed and released and productions in progress), net of government assistance and third-party assistance	33,088	88,021
Expense of investment in film and television programs	(33,554)	(24,348)
Write-down of investment in film and television programs	(4,779)	(1,177)
Increase of program and film rights - broadcasting	14,110	15,839
Expense of program and film rights - broadcasting	(18,546)	(22,515)
Write-down of program and film rights - broadcasting	(2,787)	—
Foreign exchange	2,862	(1,322)

	186,008	195,180

	June 30, 2018	June 30, 2017
	$	$

Development costs	2,112	1,678

Productions in progress
Cost, net of government and third-party assistance	17,577	37,346

Productions completed and released
Cost, net of government and third-party assistance	529,494	473,775
Accumulated expense	(377,041)	(343,487)
Accumulated write-down of investment in film and television programs	(15,910)	(11,131)

	136,543	119,157

Program and film rights - broadcasting
Cost	134,765	120,655
Accumulated expense	(102,202)	(83,656)
Accumulated write-down of program and film rights	(2,787)	—

	29,776	36,999

	186,008	195,180